Debt - Interest Expense (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Cash payments for interest					$ 404	$ 3,017	$ 2,265
Amortization of debt issuance costs	458	153	946	318	1,018	494	250
Interest Costs Incurred					12,010	3,610	2,528
Less capitalized interest					(3,951)	0	0
Total interest expense					8,059	3,610	2,528
Senior Notes [Member]
Debt Instrument [Line Items]
Accrued interest					9,913	0	0
Other Debt [Member]
Debt Instrument [Line Items]
Accrued interest					$ 675	$ 99	$ 13